Summary of Significant Accounting Policies - (Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Accounting Policies [Abstract]
Deferred tax assets, valuation reserve, percentage	100.00%		100.00%
Asset impairments	$ 0.8	$ 0.7